Property, Plant and Equipment, Net	12 Months Ended
Mar. 31, 2026
Property, Plant and Equipment, Net [Abstract]
Property, Plant and Equipment, Net

6. Property, Plant and Equipment, net

Property, plant and equipment, net consist of the following:

	March 31,
	2025	2026
At cost:
Leasehold land and buildings	$32,233	$32,233
Plant and machinery	33,254	32,506
Furniture, fixtures and equipment	10,180	9,501
Motor vehicles	1,365	1,390
Leasehold improvements	4,565	4,673
Impairment	(2,254)	(2,181)
	79,343	78,122
Less: accumulated depreciation and amortization	(55,958)	(55,796)
Net book value	$23,385	$22,326

Included in furniture, fixtures and equipment is computer software with net values of $9 and $13 as of March 31, 2025 and 2026, respectively.

Land use rights and long term leased land included in leasehold land and buildings consist of the following:

	March 31,
	2025	2026
At cost:
Land use right of state-owned land(a)	$2,233	$2,233
Long term leased land(b)	947	947
	3,180	3,180
Less: accumulated amortization	(1,882)	(1,969)
	$1,298	$1,211

Amortization expenses for land use rights were $87, $87 and $87 for the years ended March 31, 2024, 2025 and 2026, respectively.

(a)	The land use rights of state-owned land and buildings erected thereon represent land and buildings located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building with terms of 50 years expiring in 2050. As of March 31, 2025 and 2026, the cost of land use rights of state-owned land and buildings erected were $28,077 and $28,077, respectively.
(b)	Long term leased land and buildings erected thereon represent land and buildings on collectively-owned land located in the PRC on which an upfront lump-sum payment has been made for the right to use the land and building for a term of 50 years to 2053. Dongguan Chang An Xiaobian District Co-operation, the lessor, is the entity to whom the collectively-owned land has been granted. According to existing PRC laws and regulations, collectively-owned land is not freely transferable unless certain application and approval procedures are fulfilled by the Dongguan Chang An Xiaobian District Co-operation to change the legal form of the land from collectively-owned to state-owned. As of March 31, 2026, the Company is not aware of any steps being taken by the Dongguan Chang An Xiaobian District Co-operation for such application. As of March 31, 2025 and 2026, the cost of land use rights of collectively-owned land and buildings erected were $4,156 and $4,156, respectively.

Included in leasehold land and buildings is property leased to third parties for rental income under operating lease with net values of $2,483 and $411 as of March 31, 2025 and 2026, respectively. Details of these property on lease are as follows:

Included in leasehold land and buildings:

	March 31,
	2025	2026
Cost	$4,273	$732
Less: accumulated depreciation and amortization	(1,790)	(321)
Net book value	$2,483	$411

During the years ended March 31, 2024, 2025 and 2026, the Company had no impairment on its property, plant and equipment. Depreciation of property, plant and equipment were $1,523, $1,519 and $1,484 during the years ended March 31, 2024, 2025 and 2026, respectively.